Income taxes - Narrative (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	$ 63,213
No expiry
Operating Loss Carryforwards [Line Items]
Non-capital losses for income tax purposes	$ 39,948